CONSOLIDATED STATEMENTS OF EQUITY - JPY (¥) ¥ in Millions	Total	Preferred stock (Note 13):	Common stock (Note 14):	Retained earnings (Accumulated deficit):	Accumulated other comprehensive income, net of tax (Note 16):	Treasury stock, at cost:	Total MHFG shareholders' equity	Noncontrolling interests:
Balance at beginning of fiscal year at Mar. 31, 2013		¥ 377,354	¥ 5,460,821	¥ (883,390)	¥ 777,997	¥ (4,662)		¥ 128,975
Effect of other increase/decrease in consolidated subsidiaries								113,887
Issuance of new shares of common stock due to conversion of preferred stock			28,013
Net income attributable to MHFG shareholders	¥ 500,235			498,484
Purchases of treasury stock						(37,387)
Conversion to common stock		(28,013)
Change during year	339,880				339,880
Dividends paid to noncontrolling interests								(12,006)
Dividends declared	(152,265)			(152,265)
Disposal of treasury stock						1,177
Net income (loss) attributable to noncontrolling interests	(1,751)							1,751
Gains (losses) on disposal of treasury stock			(31)
Cancellation of treasury stock						36,998
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								8,980
Stock-based compensation (Note 21)			492
Cancellation of preferred stock		(36,690)		(308)
Foreign currency translation adjustments attributable to noncontrolling interests								118
Pension liability adjustments attributable to noncontrolling interests								1,196
Balance at end of fiscal year at Mar. 31, 2014	6,621,371	312,651	5,489,295	(537,479)	1,117,877	(3,874)	¥ 6,378,470	242,901
Effect of other increase/decrease in consolidated subsidiaries								(6,128)
Issuance of new shares of common stock due to conversion of preferred stock			99,530
Net income attributable to MHFG shareholders	830,233			803,048
Purchases of treasury stock						(274)
Conversion to common stock		(99,530)
Change during year	923,128				923,128
Dividends paid to noncontrolling interests								(3,936)
Issuance of new shares of common stock due to exercise of stock acquisition rights			864
Dividends declared	(176,137)			(176,137)
Disposal of treasury stock						532
Net income (loss) attributable to noncontrolling interests	(27,185)							27,185
Gains (losses) on disposal of treasury stock			67
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								(1,360)
Stock-based compensation (Note 21)			640
Foreign currency translation adjustments attributable to noncontrolling interests								686
Pension liability adjustments attributable to noncontrolling interests								158
Balance at end of fiscal year at Mar. 31, 2015	8,189,844	213,121	5,590,396	89,432	2,041,005	(3,616)	7,930,338	259,506
Effect of other increase/decrease in consolidated subsidiaries								(85,809)
Issuance of new shares of common stock due to conversion of preferred stock			114,197
Net income attributable to MHFG shareholders	850,063			850,492
Purchases of treasury stock						(653)
Conversion to common stock		(114,197)
Change during year	(571,697)				(571,697)
Dividends paid to noncontrolling interests								(2,683)
Issuance of new shares of common stock due to exercise of stock acquisition rights			772
Dividends declared	(195,265)			(195,265)
Disposal of treasury stock						659
Net income (loss) attributable to noncontrolling interests	429							(429)
Gains (losses) on disposal of treasury stock			82
Net unrealized gains (losses) on available-for-sale securities attributable to noncontrolling interests								(674)
Stock-based compensation (Note 21)			(1,058)
Foreign currency translation adjustments attributable to noncontrolling interests								(352)
Change in ownership interest in consolidated subsidiaries			(1,245)
Other				2,126
Pension liability adjustments attributable to noncontrolling interests								(919)
Balance at end of fiscal year at Mar. 31, 2016	¥ 8,183,191	¥ 98,924	¥ 5,703,144	¥ 746,785	¥ 1,469,308	¥ (3,610)	¥ 8,014,551	¥ 168,640